Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes
Loss Per Share

NOTE 6 – Loss Per Share

The following data show the amounts used in computing loss per share and the weighted average number of shares of dilutive potential common stock for the periods ended June 30, 2017 and 2016:

	6 Months Ending
	6-30-17	6-30-16

Loss from continuing
Operations available to
Common stockholders (numerator)	$(1,932,706)	$(1,212,513)

Weighted average number of
common shares Outstanding
used in loss per share during
the Period (denominator)	4,207,116	3,117,851

Dilutive loss per share was not presented as the Company had no common equivalent shares for all periods presented that would affect the computation of diluted loss per share or its effect is anti-dilutive.

NOTE 6 – Loss Per Share

The following data show the amounts used in computing loss per share and the effect on income and the weighted average number of shares of dilutive potential common stock for the periods ended December 31, 2016 and 2015:

	Year Ended December 31
	2016	2015
Loss from continuing
Operations available to
Common stockholders (numerator)	$(2,196,834)	$(1,696,282)

Weighted average number of
common shares Outstanding
used in loss per share during
the Period (denominator)	3,125,022	3,114,241

Dilutive loss per share was not presented as the Company had no common equivalent shares for all periods presented that would affect the computation of diluted loss per share or its effect is anti-dilutive.